Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule ofProperty and Equipment, Net	Property and equipment, net, consisted of the following:
	As of December 31,
	2022	2023
Electronic equipment	$168,937	$243,848
Office equipment	240,788	2,145,822
Leasehold improvement	63,683	183,092
Less: accumulated depreciation	(253,938)	(447,133)
Property and equipment, net	$219,470	$2,125,629